Stockholder's Equity - Additional Information (Details)											1 Months Ended			12 Months Ended
	Aug. 21, 2024 USD ($) $ / shares shares	Aug. 19, 2024 USD ($) $ / shares shares	Jun. 07, 2024 USD ($) $ / shares shares	Oct. 11, 2023 USD ($) shares	Mar. 10, 2023 USD ($) $ / shares shares	Mar. 08, 2023 USD ($) $ / shares shares	Dec. 12, 2022 USD ($) shares	Nov. 08, 2022 USD ($) $ / shares shares	Aug. 05, 2022 shares	Jul. 25, 2022 $ / shares shares	Jul. 31, 2023 $ / shares shares	Apr. 30, 2023 shares $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) shares $ / shares	Mar. 31, 2024 USD ($) shares $ / shares	Mar. 31, 2023 USD ($)	Aug. 23, 2024 USD ($) shares	Jan. 04, 2024 $ / shares shares	Apr. 19, 2023 shares	Mar. 18, 2023 USD ($) shares	Jun. 19, 2022 shares	May 13, 2022 $ / shares shares	May 10, 2022 $ / shares shares
Disclosure of classes of share capital [line items]
Number of shares authorised														50,000,000	50,000,000
Par value per share | $ / shares														$ 0.001	$ 0.001			$ 0.0001
Number of shares issued														4,341,956	2,573,903
Net proceeds | $														$ 5,128,186	$ 234	$ 13,654,347
Pre-funded warrant exercise | $															$ 234	117
Number of shares outstanding														4,341,956	2,573,903
Net proceeds from exercise of warrants | $														$ 786,736	$ 1,872,505
Strike price | $ / shares												$ 50.00
Modified strike price | $ / shares												$ 6.03
Issued capital | $														4,342	2,574
Related party transaction payable | $														337,576
Non-cash compensation expense allocated between general and administrative and research and development expenses | $														$ 365,309	$ 1,011,973	1,734,601
Number of shares to be purchased by stock options issued														213,000	199,000
Average price | $ / shares														$ 0.68	$ 5.73
Fair value | $														$ 0.67	$ 5.76
Stock options, forfeiture														(29,435)
Number of stock options expired														8,433
Number of stock options outstanding												115,200		417,332
Nmber of stock options vested and exercisable														87,372	2,166
Shares issued for settlement of related party payable | $																39,864
Remaining contribution to reserves | $																109,570
November Private Placement
Disclosure of classes of share capital [line items]
Remaining contribution to reserves | $																$ 109,570
November Ordinary Warrants | March Private Placement
Disclosure of classes of share capital [line items]
Number of warrants cancelled						349,500
Placement Agent Warrants
Disclosure of classes of share capital [line items]
Warrant exercise price | $ / shares					$ 3.6675
Placement Agent Warrants | March Private Placement
Disclosure of classes of share capital [line items]
Warrants issued purchase price per share | $ / shares						$ 13.01
Warrants
Disclosure of classes of share capital [line items]
Gross proceeds | $		$ 786,736
Offering costs | $		$ 0
Number of warrants exercised		268,144
Strike price | $ / shares		$ 2.934
Issuance of warrants to purchase ordinary shares				1,519,529													77,622			995,307
Fair value of warrants issued to purchase shares | $				$ 4,314,281													$ 388,420			$ 10,552,172
Existing Warrants
Disclosure of classes of share capital [line items]
Existing warrants				734,073
Warrant exercise price | $ / shares					$ 8.0202
Existing warrants purchased exercised as cash					734,073
Net proceeds from exercise of warrants | $					$ 1,900,000
Incremental fair value of warrants recognized | $					$ 579,690
New Warrants
Disclosure of classes of share capital [line items]
Warrant exercise price | $ / shares					$ 2.924
Reduced exercise price | $ / shares					$ 2.934
Incremental fair value of warrants recognized | $					$ 3,564,786
Share Consolidation
Disclosure of classes of share capital [line items]
Par value per share | $ / shares																		$ 0.001
Number of shares issued																		28,290
Description of share consolidation														Upon the effectiveness of the Share Consolidation, every ten issued and outstanding ordinary shares with a par value of US$0.0001 each was automatically consolidated into one issued and outstanding ordinary share with a par value of US$0.001 each. No fractional shares were issued as a result of the Share Consolidation. Instead, any fractional shares that would have resulted from the Share Consolidation were rounded up to the next whole number. The Share Consolidation affected all shareholders uniformly and did not alter any shareholder's percentage interest in the Company's outstanding ordinary shares, except for adjustments that may result from the treatment of fractional shares. The number of shares issued for this treatment was 28,290 shares. The Share Consolidation was approved by the Company's board of directors on November 3, 2023, and its shareholders on December 6, 2023. As such, all share and per share amounts, warrants and stock options have been given retroactive effect in the financial statements and footnotes for all periods presented.
Number of fractional shares issued																		0
Purchaser | November Private Placement
Disclosure of classes of share capital [line items]
Number of pre-funded warrants issued								116,500
Pre-funded warrant exercise | $							$ 117
Number of warrants issued								349,500
Gross proceeds from issue of private placement | $								$ 3,844,500
Combined purchase price per ordinary share and one and a half ordinary warrant | $ / shares								$ 16.5
Combined purchase price per pre-funded warrant and one and a half ordinary warrant | $ / shares								$ 16.5
Purchaser | March Private Placement
Disclosure of classes of share capital [line items]
Gross proceeds from issue of private placement | $						$ 4,000,000
Pre-funded warrants to purchase ordinary shares						234,331
Purchase price per ordinary share and associated preferred options | $ / shares						$ 10.4077
Purchase price per pre-funded warrant and associated preferred options | $ / shares						$ 10.4067
Boustead Securities, LLC
Disclosure of classes of share capital [line items]
Cashless warrant exercise									8,619
Cashless warrants exercised in exchange for shares									10,868
Ordinary Shares
Disclosure of classes of share capital [line items]
Par value per share | $ / shares	$ 4.50																					$ 26.50
Number of shares issued	1,108,892	268,144												4,341,956								4,000
Gross proceeds | $	$ 4,990,014
Offering costs | $	616,339
Net proceeds | $	$ 4,373,675
Number of shares outstanding														4,341,956
Life of warrants to purchase ordinary shares	5 years
Issuance of warrants to purchase ordinary shares	77,622
Warrants issued purchase price per share | $ / shares	$ 5.63
Ordinary Shares | November Private Placement
Disclosure of classes of share capital [line items]
Par value per share | $ / shares													$ 7.3
Shares issued for settlement of related party payable, shares													5,430
Shares issued for settlement of related party payable | $													$ 149,434
Ordinary Shares | Services
Disclosure of classes of share capital [line items]
Par value per share | $ / shares																							$ 26.50
Number of shares issued																							755
Ordinary Shares | Purchaser | November Private Placement
Disclosure of classes of share capital [line items]
Number of shares issued							116,500	116,500
Ordinary Shares | Purchaser | March Private Placement
Disclosure of classes of share capital [line items]
Number of shares issued						150,000
Ordinary Shares | Purchaser | Major Ordinary Share Transactions | March Private Placement
Disclosure of classes of share capital [line items]
Number of shares issued																			234,331
Ordinary Shares | Boustead Securities, LLC
Disclosure of classes of share capital [line items]
Par value per share | $ / shares											$ 3.80
Shares issued for settlement of related party payable, shares											22,500
IPO
Disclosure of classes of share capital [line items]
Par value per share | $ / shares										$ 0.001
Number of shares issued										135,000
Ordinary shares issued price per share | $ / shares										$ 50
Exercise of overallotment option to purchase ordinary shares										20,250
Class A Ordinary Shares
Disclosure of classes of share capital [line items]
Conversion of class B ordinary shares into class A ordinary shares																					694,376
Class B Ordinary Shares
Disclosure of classes of share capital [line items]
Conversion of class B ordinary shares into class A ordinary shares																					694,376
At-the-Market Offering
Disclosure of classes of share capital [line items]
Number of shares issued			391,017
Average price of shares | $ / shares			$ 1.9931
Gross proceeds | $			$ 779,336
Offering costs | $			24,824
Net proceeds | $			$ 754,511
2022 Plan
Disclosure of classes of share capital [line items]
Number of shares authorised														18,025
2023 Plan
Disclosure of classes of share capital [line items]
Number of shares authorised														20,584
2024 Plan
Disclosure of classes of share capital [line items]
Number of shares authorised														176,000
Top of Range | Placement Agent Warrants
Disclosure of classes of share capital [line items]
Warrants purchased					51,385
Top of Range | Placement Agent Warrants | March Private Placement
Disclosure of classes of share capital [line items]
Issuance of warrants to purchase ordinary shares						26,904
Top of Range | New Warrants
Disclosure of classes of share capital [line items]
Warrants purchased					1,468,145
Top of Range | Purchaser | November Private Placement
Disclosure of classes of share capital [line items]
Issuance of unregistered warrants to purchase ordinary shares								349,500
Top of Range | Purchaser | March Private Placement
Disclosure of classes of share capital [line items]
Series A preferred investment options to purchase ordinary shares						349,742
Series B preferred investment options to purchase ordinary shares						384,331
Top of Range | 2022 Plan
Disclosure of classes of share capital [line items]
Number of shares authorised														131,941
Top of Range | 2023 Plan
Disclosure of classes of share capital [line items]
Number of shares authorised														250,000
Top of Range | 2024 Plan
Disclosure of classes of share capital [line items]
Number of shares authorised														250,000